Shareholder Report, Holdings (Details) - IPS Strategic Capital Absolute Return Fund | Institutional Class	Feb. 28, 2026
Options Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%